Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MDT LARGE CAP VALUE FUND
Prospectus Date	rr_ProspectusDate	Jan. 17, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2017